UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3940

Strategic Funds, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	5/31
Date of reporting period:	8/31/09

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements. Separate N-Q Forms will be filed for these series, as appropriate.

Emerging Markets Opportunity Fund

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Emerging Markets Opportunity Fund
August 31, 2009 (Unaudited)

Common Stocks--95.5%	Shares	Value ($)
Brazil--14.6%
Banco Bradesco, ADR	12,550	203,435
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	3,300	160,941
Cia de Bebidas das Americas (Preferred), ADR	2,700	201,339
Cia Energetica de Minas Gerais, ADR	12,800	187,008
Itau Unibanco Holding, ADR	12,925	216,494
Localiza Rent a Car	15,200	135,491
Petroleo Brasileiro (Preferred), ADR	27,100	899,720
Tele Norte Leste Participacoes, ADR	8,200	130,708
Vale (Preferred), ADR	25,400	437,134
Vivo Participacoes, ADR	10,800	245,808
		2,818,078
China--7.9%
Angang Steel, Cl. H	63,000	119,490
Bank of Communications, Cl. H	258,000	304,256
China Construction Bank, Cl. H	208,000	156,997
China Life Insurance, Cl. H	50,000	210,955
China Petroleum & Chemical, Cl. H	167,000	139,410
China Railway Group, Cl. H	279,000 a	240,826
Dongfeng Motor Group, Cl. H	166,000	171,773
New World Department Store China	224,000	171,675
		1,515,382
Czech Republic--2.5%
CEZ	6,679	348,866
Komercni Banka	660	125,934
		474,800
Hong Kong--4.5%
China Mobile	42,500	413,460
China Overseas Land & Investment	58,000	117,939
CITIC Pacific	66,000	176,274
Hidili Industry International Development	171,000 a	169,446
		877,119
Hungary--3.0%
MOL Hungarian Oil and Gas	2,304 a	180,738
OTP Bank	11,517 a	297,109
Richter Gedeon	535	107,174
		585,021
India--6.8%

Bharat Electronics	3,877	112,930
Bharat Heavy Electricals	2,731	127,483
Housing Development Finance	3,142	149,215
Indiabulls Financial Services	40,000	169,260
Reliance Industries	4,000	158,293
Sterlite Industries India	12,500	172,034
Tata Consultancy Services	18,297	197,491
Unitech	103,920	222,139
		1,308,845
Indonesia--3.9%
Astra International	30,000	89,732
Bank Central Asia	193,500	81,585
Bank Rakyat Indonesia	187,000	140,992
Perusahaan Gas Negara	379,500	130,830
Telekomunikasi Indonesia	226,500	188,750
United Tractors	97,000	129,911
		761,800
Israel--.8%
Bank Leumi Le-Israel	7,472 a	25,559
Elbit Systems	366	23,796
Teva Pharmaceutical Industries, ADR	2,200	113,300
		162,655
Philippines--1.8%
Ayala	14,070	88,667
Philippine Long Distance Telephone, ADR	5,150	264,967
		353,634
Russia--8.2%
CTC Media	7,300 a	97,090
Evraz Group, GDR	3,673	99,722
Gazprom, ADR	27,000	572,400
LUKOIL, ADR	5,297	268,028
Magnitogorsk Iron & Steel Works, GDR	10,874 a	95,691
Mobile Telesystems, ADR	3,700	160,506
Rosneft Oil, GDR	12,156	78,406
Sberbank of Russian Federation, GDR	663	113,345
TMK, GDR	8,090	93,035
		1,578,223
South Africa--9.5%
ABSA Group	12,822	208,907
Exxaro Resources	17,142	203,602
Gold Fields	18,608	226,587
Impala Platinum Holdings	8,338	194,852
Kumba Iron Ore	4,216	136,292

MTN Group	16,222	265,866
Murray & Roberts Holdings	20,469	144,713
Naspers, Cl. N	7,479	244,669
Standard Bank Group	16,298	210,547
		1,836,035
South Korea--14.6%
Hana Financial Group	8,080	211,882
Hyundai Development	5,800	211,770
Hyundai Engineering & Construction	3,870	186,543
Hyundai Mobis	2,266	240,408
KB Financial Group, ADR	4,771 a	194,514
Korean Reinsurance	18,850	171,309
LG	4,013	244,527
LG Electronics	766	87,708
LG Household & Health Care	685	118,746
POSCO	525	194,001
Samsung Card	4,774	194,951
Samsung Electronics	871	537,706
Samsung Electronics, GDR (Preferred)	1,194	229,845
		2,823,910
Taiwan--5.9%
Asustek Computer	111,222	177,055
Cathay Financial Holding	112,000 a	156,687
Chunghaw Telcom, ADR	6,271	107,236
Far Eastern Textile	126,704	126,256
Formosa Chemicals & Fibre	76,710	134,467
HTC	675	6,788
MediaTek	13,022	189,100
Taiwan Semiconductor Manufacturing	137,633	247,532
		1,145,121
Thailand--3.5%
Banpu, NVDR	20,000	234,637
Krung Thai Bank, NVDR	538,300	136,118
PTT	18,600	133,443
SIAM COMMERCIAL, NVDR	74,900	169,577
		673,775
Turkey--4.1%
KOC Holding	34,787	92,295
Turk Hava Yollari	74,645	143,309
Turkcell Iletisim Hizmet	23,881	155,216
Turkiye Garanti Bankasi	67,083 a	248,191
Turkiye Halk Bankasi	27,719	149,673
		788,684

United States--3.9%
iShares MSCI Emerging Markets Index Fund	21,000	741,510
Total Common Stocks
(cost $16,655,806)		18,444,592

Preferred Stocks--1.7%
Brazil
Bradespar	9,400	145,885
Investimentos Itau	35,724	183,482
Total Preferred Stocks
(cost $304,672)		329,367

Total Investments (cost $16,960,478)	97.2%	18,773,959
Cash and Receivables (Net)	2.8%	530,350
Net Assets	100.0%	19,304,309

ADR - American Depository Receipts
GDR - Global Depository Receipts
NVDR--Non Voting Depository Receipts
a Non-income producing security.

At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $16,960,478. Net unrealized appreciation on investments was $1,839,999 of which $2,142,674 related to appreciated investment securities and $302,675 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2009 in valuing the fund's investments:

Level 3 -
		Level 2 - Other	Significant
	Level 1 -	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign	18,032,449	-	-	18,032,449
Mutual Funds/Exchange	741,510	-	-	741,510
Traded Funds
Other Financial Instruments+	-	-	-	-
Liabilities ($)
Other Financial Instruments+	-	-	-	-

Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted Statement of Financial Accounting Standards No. 161 Disclosures about Derivative Instruments and Hedging Activities ( FAS 161 ). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period, FAS 161 disclosures did not impact the notes to the financial statements.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 28, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 28, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)